Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	June 30, 2023	June 30, 2022
Accounts receivable	$76,690,246	$76,119,299
Less: allowance for doubtful accounts	—	(99,003)
Accounts receivable, net	$76,690,246	$76,020,296

Schedule of Outstanding Accounts Receivable and Subsequent Collection	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
	Balance as of June 30, 2023	Subsequent collection	% of collection
AR aged less than 6 months	$76,401,424	48,068,811	62.9%
AR aged from 7 to 12 months	288,822	288,822	100.0%
Accounts Receivable	$76,690,246	48,357,633	63.1%
	Balance as of June 30, 2022	Subsequent collection	% of collection
AR aged less than 6 months	$74,233,261	$74,233,261	100.0%
AR aged from 7 to 12 months	1,886,038	1,886,038	100.0%
Accounts Receivable	$76,119,299	$76,119,299	100.0%

Schedule of Allowance for Doubtful Accounts Movement	Allowance for doubtful accounts movement is as follows:
	June 30, 2023	June 30, 2022
Beginning balance	$99,003	$133,059
Reversal	(99,003)	(30,187)
Foreign currency translation adjustments	—	(3,869)
Ending balance	$—	$99,003